CUSTOMER DEPOSITS	12 Months Ended
Dec. 31, 2021
CUSTOMER DEPOSITS	5. CUSTOMER DEPOSITS As of December 31, 2021, the Company had deposits from a customer of $6,999,980 related to a contract to deliver mining equipment.